Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com


March 5, 2004



VIA EDGAR

Filing Room
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re: The Advisors' Inner Circle Fund (File Nos. 33-42484 and 811-06400) Filing Pursuant to 497(j)



Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of The Advisors' Inner Circle Fund (the "Trust") that the Prospectuses and Statements of Additional Information dated March 1, 2004 for the Acadian Emerging Markets Portfolio, the AIG Money Market Fund, the CB Core Equity Fund, the Commerce Capital Government Money Market Fund, the Commerce Capital Treasury Obligations Money Market Fund, the C&B Mid Cap Value Portfolio, the C&B Large Cap Value Portfolio, the C&B Tax-Managed Value Portfolio, the FMA Small Company Portfolio, the FMC Select Fund, the FMC Strategic Value Fund, the HGK Equity Value Fund, the HGK Mid Cap Value Fund, the ICM Small Company Portfolio, the Independence Small Cap Portfolio, the Japan Smaller Companies Fund, the LSV Value Equity Fund, the McKee International Equity Portfolio, the McKinley Capital Large Cap Growth Fund, the Rice Hall James Micro Cap Portfolio, the Rice Hall James Small/Mid Cap Portfolio, the Sirach Bond Portfolio, the Sirach Equity Portfolio, the Sirach Growth Portfolio, the Sirach Special Equity Portfolio, the Sirach Strategic Balanced Portfolio, the Sterling Capital Balanced Fund, the Sterling Capital Small Cap Value Fund, the Toews Nasdaq-100 Hedged Index Fund, the Toews S&P 500 Hedged Index Fund, the TS&W Equity Portfolio, the TS&W Fixed Income Portfolio, the TS&W International Equity Portfolio and the United Association S&P 500 Index Fund that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 69 filed electronically on March 1, 2004.

Please do not hesitate to contact me at 202.739.5875 or John Ford at
202.739.5856 should you have any questions.


Sincerely,

/s/ Thomas P. Lemke

Thomas P. Lemke